UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22881
American Funds Developing World Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class A
|
DWGAX
 for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 127	1.22%
Management's discussion of fund performance
The fund’s Class A shares gained 8.83% for the year ended November 30, 2024. That result compares with a 11.86% gain fo
r the
MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total re
turn
s
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class A (with sales charge) *	2.57%	0.12%	0.87%
American Funds Developing World Growth and Income Fund — Class A (without sales charge) *	8.83%	1.31%	1.47%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mil lio ns)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class C
| DWGCX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.98%
Management's discussion of fund performance
The fund’s Class C shares gained 7.97% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class C (with sales charge) *	6.97%	0.54%	0.84%
American Funds Developing World Growth and Income Fund — Class C (without sales charge) *	7.97%	0.54%	0.84%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfoli
o holdings by sec
tor
(perce
nt o
f net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class T
| TDWGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 101	0.97%
Management's discussion of fund performance
The fund’s Class T shares gained 9.00% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class T (with sales charge) 2	6.23%	1.05%	2.48%
American Funds Developing World Growth and Income Fund — Class T (without sales charge) 2	9.00%	1.56%	2.81%
MSCI Emerging Markets Index 3	11.86%	3.20%	4.03%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio ho
ldin
g
s by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class F-1
| DWGFX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 121	1.16%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 8.88% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class F-1 *	8.88%	1.35%	1.51%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(pe
rcen
t of net as
sets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class F-2
| DWGHX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investm
en
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 92	0.88%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 9.19% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class F-2 *	9.19%	1.64%	1.78%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio ho
lding
s by sector
(percent
of net asse
ts)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class F-3
| FDWGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 81	0.77%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 9.31% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class F-3 2	9.31%	1.75%	3.58%
MSCI Emerging Markets Index 3	11.86%	3.20%	4.61%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio
holdings
b
y sect
or
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-A
| CDWAX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 128	1.23%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 8.82% for the year ended November 30,
2024
. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-A (with sales charge) *	5.04%	0.57%	1.10%
American Funds Developing World Growth and Income Fund — Class 529-A (without sales charge) *	8.82%	1.29%	1.46%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index
. Source(s):
MSCI
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio h
oldin
gs
by s
ector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-C
| CDWCX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 209	2.01%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 7.86% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-C (with sales charge) *	6.86%	0.49%	1.04%
American Funds Developing World Growth and Income Fund — Class 529-C (without sales charge) *	7.86%	0.49%	1.04%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-E
| CDWEX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 145	1.39%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 8.54% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-E *	8.54%	1.13%	1.27%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-T
| TWDGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 107	1.02%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.94% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-T (with sales charge) 2	6.18%	1.00%	2.43%
American Funds Developing World Growth and Income Fund — Class 529-T (without sales charge) 2	8.94%	1.51%	2.76%
MSCI Emerging Markets Index 3	11.86%	3.20%	4.03%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-F-1
| CDWFX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 102	0.98%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 9.00% for the year ended November 30, 2024. That result compares with a 11.86% gain for the
MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions
.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class 529-F-1 *	9.00%	1.54%	1.67%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statist
i
cs
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-F-2
| FWDDX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 94	0.90%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 9.07% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-F-2 2	9.07%	1.79%
MSCI Emerging Markets Index 3	11.86%	1.90%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class 529-F-3
| FWDGX
for the year ended November 30,
2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 88	0.84%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 9.13% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Developing World Growth and Income Fund — Class 529-F-3 2	9.13%	1.85%
MSCI Emerging Markets Index 3	11.86%	1.90%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-1
| RDWAX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 195	1.87%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 8.03% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-1 *	8.03%	0.64%	0.77%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-2
| RDWBX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 192	1.85%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 8.09% for the year ended November 30, 2024. That result compares with a 11.86% gain for the
MSCI
Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-2 *	8.09%	0.64%	0.75%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-2E
| RDEGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 163	1.56%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 8.37% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-2E *	8.37%	0.93%	1.13%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-3
| RDWCX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 148	1.42%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 8.54% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-3 *	8.54%	1.10%	1.23%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-4
| RDWEX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 116	1.11%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 8.85% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-4 *	8.85%	1.40%	1.53%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
MSCI
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-5E
| RDWHX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 97	0.93%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 9.06% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Developing World Growth and Income Fund — Class R-5E 2	9.06%	1.60%	3.91%
MSCI Emerging Markets Index 3	11.86%	3.20%	5.26%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-5
| RDWFX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 86	0.82%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 9.25% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-5 *	9.25%	1.70%	1.84%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
stati
stics
Fund net assets (in milli ons)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-100-0125 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Developing World Growth and Income Fund
Class R-6
| RDWGX
for the year ended November 30, 2024
This annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 81	0.77%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 9.31% for the year ended November 30, 2024. That result compares with a 11.86% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, despite some exceptions, key emerging markets experienced growth driven by easing inflation, strong domestic demand and government stimulus. While employment weakened, the services sector and manufacturing output expanded in some major emerging economies. In India, manufacturing and construction thrived. Notably, mainland China’s economy showed signs of stabilizing following supportive policy announcements.
Holdings in most equity sectors produced positive returns for the fund, with shares of information technology, utilities, financials and consumer discretionary companies particularly additive to results. Shares of companies based in emerging markets were most additive.
In terms of detractors, the fund’s holdings in the real estate, energy and health care sectors saw negative returns during the period. Likewise, holdings in companies based in certain European countries, though a small portion of the portfolio, posted negative contributions.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Developing World Growth and Income Fund — Class R-6 *	9.31%	1.75%	1.90%
MSCI Emerging Markets Index †	11.86%	3.20%	3.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
stic
s
Fund net assets (in millions)	$ 1,821
Total number of portfolio holdings	135
Total advisory fees paid (in millions)	$ 12
Portfolio turnover rate	51%
P
ortfol
io holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-100-0125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Sharon I. Meers, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
November 30, 2024	242,000	1,000	24,000	None
November 30, 2023	2,000	None	18,000	None
Adviser and Affiliates2
November 30, 2024	Not Applicable	2,132,000	None	11,000
November 30, 2023	Not Applicable	2,393,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
November 30, 2024	2,168,000
November 30, 2023	2,411,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Developing World Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended November 30, 2024
Lit. No. MFGEFP4-100-0125 © 2025 Capital Group. All rights reserved.

Investment portfolio November 30, 2024

Common stocks 95.55%		Shares	Value (000)
Financials 24.12%
	Hana Financial Group, Inc.	1,019,473	$45,649
	ICICI Bank, Ltd.	1,493,473	22,996
	ICICI Bank, Ltd. (ADR)	263,479	8,049
	Bank Central Asia Tbk PT	48,808,600	30,825
	BDO Unibank, Inc.	11,333,610	29,898
	Cholamandalam Investment and Finance Co., Ltd.	1,829,570	26,743
	Hong Kong Exchanges and Clearing, Ltd.	682,800	26,055
	Grupo Financiero Banorte, SAB de CV, Series O	3,619,473	24,054
	PICC Property and Casualty Co., Ltd., Class H	14,245,386	21,868
	AIA Group, Ltd.	2,898,300	21,802
	Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	582,630	10,788
	Halyk Savings Bank of Kazakhstan OJSC (GDR)	555,923	10,293
	Kotak Mahindra Bank, Ltd.	1,001,447	20,935
	Asia Commercial Joint Stock Bank	17,630,605	18,749
	Nova Ljubljanska Banka dd (GDR)	675,380	17,849
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,835,400	16,493
	KB Financial Group, Inc.	112,541	7,771
	KB Financial Group, Inc. (ADR)[2]	81,239	5,600
	360 ONE WAM, Ltd.	879,318	11,587
	Guaranty Trust Holding Co. PLC	307,903,264	9,690
	Discovery, Ltd.	757,257	8,095
	HDFC Bank, Ltd.	291,163	6,179
	Nu Holdings, Ltd., Class A3	449,737	5,635
	Patria Investments, Ltd., Class A	428,717	5,127
	Banco BTG Pactual SA, units	846,531	4,292
	Shriram Finance, Ltd.	118,887	4,254
	BSE, Ltd.	74,594	4,130
	National Bank of Greece SA	470,000	3,314
	Woori Financial Group, Inc.	258,012	3,094
	Akbank TAS	1,752,971	3,080
	City Union Bank, Ltd.	1,305,600	2,776
	Grupo Financiero Inbursa, SAB de CV3	700,531	1,651
	Sberbank of Russia PJSC[4]	17,138,527	— [5]
			439,321

Information technology 19.47%
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,824,100	148,141
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,670	32,624
	Coforge, Ltd.	254,239	26,175
	MediaTek, Inc.	647,000	25,049
	HCL Technologies, Ltd.	883,353	19,346
	SK hynix, Inc.	165,603	19,182
	Samsung Electronics Co., Ltd.	459,146	18,136
	Tokyo Electron, Ltd.	101,900	15,848
	Infosys, Ltd.	502,003	11,068
	Capgemini SE	66,682	10,741
	E Ink Holdings, Inc.	1,212,500	10,544
	Advantech Co., Ltd.	910,000	9,436
	LITE-ON Technology Corp.	2,628,000	8,422
			354,712

Communication services 13.45%
	Tencent Holdings, Ltd.	1,773,402	91,196
	NetEase, Inc. (ADR)	226,320	19,799
	NetEase, Inc.	1,067,000	18,586
	Bharti Airtel, Ltd.	1,307,797	25,302
	MTN Group, Ltd.	5,291,711	23,715
	Indus Towers, Ltd.[3]	3,326,089	13,763
	KT Corp.	311,212	10,968
	KT Corp. (ADR)	9,354	170
	TIM SA	4,149,008	11,004
	América Móvil, SAB de CV, Class B (ADR)	576,530	8,550

American Funds Developing World Growth and Income Fund	1

Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Singapore Telecommunications, Ltd.	3,662,200	$8,488
	Indosat Tbk PT	54,642,000	8,279
	Telkom Indonesia (Persero) Tbk PT, Class B	29,981,700	5,134
			244,954

Consumer discretionary 11.45%
	MakeMyTrip, Ltd.[3]	232,277	26,651
	H World Group, Ltd. (ADR)	793,802	25,537
	MercadoLibre, Inc.[3]	12,565	24,944
	Meituan, Class B3	1,164,900	24,547
	BYD Co., Ltd., Class A	330,300	12,619
	BYD Co., Ltd., Class H	304,500	10,007
	Trip.com Group, Ltd. (ADR)[3]	204,016	13,190
	Shenzhou International Group Holdings, Ltd.	1,714,800	13,175
	Li Ning Co., Ltd.	4,795,000	9,963
	Coupang, Inc., Class A3	372,579	9,449
	Maruti Suzuki India, Ltd.	56,935	7,470
	Nien Made Enterprise Co., Ltd.	602,000	7,467
	Lojas Renner SA	2,053,251	5,177
	PDD Holdings, Inc. (ADR)[3]	52,162	5,037
	Midea Group Co., Ltd., Class A	380,596	3,711
	JD.com, Inc., Class A	190,350	3,552
	Magazine Luiza SA3	2,146,963	3,246
	Galaxy Entertainment Group, Ltd.	604,000	2,714
			208,456

Industrials 7.36%
	Shenzhen Inovance Technology Co., Ltd., Class A	2,307,125	19,413
	Contemporary Amperex Technology Co., Ltd., Class A	473,611	17,238
	CCR SA, ordinary nominative shares	9,105,689	16,816
	Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	1,808,035	14,052
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	616,836	11,369
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,486,141	10,966
	Larsen & Toubro, Ltd.	201,016	8,850
	AirTAC International Group	361,700	8,805
	SM Investments Corp.	566,450	8,463
	International Container Terminal Services, Inc.	1,171,010	7,389
	Airbus SE, non-registered shares	30,994	4,848
	Rumo SA	1,330,455	4,333
	Wizz Air Holdings PLC[3]	93,457	1,531
			134,073

Consumer staples 6.64%
	Godrej Consumer Products, Ltd.	1,335,636	19,696
	Chongqing Brewery Co., Ltd., Class A	2,208,026	19,033
	Varun Beverages, Ltd.	2,548,281	18,722
	United Spirits, Ltd.	608,690	11,029
	Sumber Alfaria Trijaya Tbk PT	49,027,000	8,821
	KT&G Corp.	98,378	8,595
	ITC, Ltd.	1,369,922	7,735
	Fomento Económico Mexicano, SAB de CV	727,825	6,392
	Carlsberg A/S, Class B	58,822	6,086
	Tsingtao Brewery Co., Ltd., Class H	806,000	5,051
	First Pacific Co., Ltd.	8,525,500	4,899
	Kweichow Moutai Co., Ltd., Class A	11,573	2,459
	JD Health International, Inc.[3]	652,650	2,437
			120,955

Health care 4.93%
	Rede D’Or Sao Luiz SA	4,479,886	20,290
	BeiGene, Ltd. (ADR)[3]	65,075	13,991
	BeiGene, Ltd.[3]	234,946	3,897
	Max Healthcare Institute, Ltd.	1,527,490	17,718
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,160,669	15,228
	Mankind Pharma, Ltd.[3]	269,157	8,166

2	American Funds Developing World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Innovent Biologics, Inc.[3]	1,057,000	$5,275
	Hypera SA, ordinary nominative shares	1,074,992	3,513
	Legend Biotech Corp. (ADR)[3]	41,654	1,752
			89,830

Materials 4.14%
	Barrick Gold Corp.	1,296,348	22,673
	Freeport-McMoRan, Inc.	455,306	20,125
	Anhui Conch Cement Co., Ltd., Class H	6,643,500	17,647
	Loma Negra Compania Industrial Argentina SA (ADR)[3]	447,757	5,315
	Vale SA (ADR), ordinary nominative shares	449,212	4,429
	Fresnillo PLC	390,029	3,212
	First Quantum Minerals, Ltd.[3]	143,318	1,958
	Alrosa PJSC[4]	9,682,504	— [5]
			75,359

Energy 2.28%
	TotalEnergies SE	378,020	21,956
	Adnoc Gas PLC	7,696,893	7,341
	INPEX Corp.	501,700	6,703
	AKR Corporindo Tbk PT	72,058,600	5,595
	Rosneft Oil Co. PJSC[4]	705,296	— [5]
			41,595

Real estate 1.33%
	Corp. Inmobiliaria Vesta, SAB de CV (ADR)	300,382	7,239
	Corp. Inmobiliaria Vesta, SAB de CV	1,983,518	4,713
	Prologis Property Mexico, SA de CV, REIT[2]	2,978,652	8,826
	Longfor Group Holdings, Ltd.	2,485,000	3,504
			24,282

Utilities 0.38%
	Power Grid Corporation of India, Ltd.	1,763,924	6,883
	Total common stocks (cost: $1,476,895,000)		1,740,420
Bonds, notes & other debt instruments 0.54%		Principal amount (000)
Corporate bonds, notes & loans 0.35%
Energy 0.35%
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	USD6,414	6,411

Bonds & notes of governments & government agencies outside the U.S. 0.19%
	Brazil (Federative Republic of) 10.00% 1/1/2027	BRL22,300	3,481
	Total bonds, notes & other debt instruments (cost: $10,514,000)		9,892
Short-term securities 4.21%		Shares
Money market investments 4.11%
	Capital Group Central Cash Fund 4.65%[6,7]	748,422	74,849

Money market investments purchased with collateral from securities on loan 0.10%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.56%[6,8]	1,763,872	1,764
	Total short-term securities (cost: $76,611,000)		76,613
	Total investment securities 100.30% (cost: $1,564,020,000)		1,826,925
	Other assets less liabilities (0.30)%		(5,481)
	Net assets 100.00%		$1,821,444

American Funds Developing World Growth and Income Fund	3

Investments in affiliates7

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.11%
Money market investments 4.11%
Capital Group Central Cash Fund 4.65% [6]	$43,033	$546,960	$515,173	$27	$2	$74,849	$3,384

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,199,000, which represented
.94% of the net assets of the fund.

[2]
All or a portion of this security was on loan. The total value of all such securities was $1,869,000, which represented .10% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 11/30/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

4	American Funds Developing World Growth and Income Fund

Financial statements
Statement of assets and liabilities at November 30, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $1,869 of investment securities on loan):
Unaffiliated issuers (cost: $1,489,173)	$1,752,076
Affiliated issuers (cost: $74,847)	74,849	$1,826,925
Cash		1,486
Cash denominated in currencies other than U.S. dollars (cost: $276)		276
Cash collateral received for securities on loan		196
Receivables for:
Sales of investments	9,787
Sales of fund’s shares	798
Dividends and interest	3,987
Securities lending income	12	14,584
		1,843,467
Liabilities:
Collateral for securities on loan		1,960
Payables for:
Purchases of investments	2,971
Repurchases of fund’s shares	584
Investment advisory services	988
Services provided by related parties	290
Trustees’ deferred compensation	757
Non-U.S. taxes	14,208
Other	265	20,063
Net assets at November 30, 2024		$1,821,444
Net assets consist of:
Capital paid in on shares of beneficial interest		$1,987,988
Total distributable earnings (accumulated loss)		(166,544)
Net assets at November 30, 2024		$1,821,444

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (169,640 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$918,623	85,551	$10.74
Class C	20,616	1,943	10.61
Class T	11	1	10.73
Class F-1	20,811	1,936	10.75
Class F-2	384,010	35,737	10.75
Class F-3	369,777	34,433	10.74
Class 529-A	36,644	3,416	10.73
Class 529-C	1,145	108	10.59
Class 529-E	764	71	10.72
Class 529-T	12	1	10.73
Class 529-F-1	10	1	10.73
Class 529-F-2	9,798	912	10.74
Class 529-F-3	11	1	10.74
Class R-1	532	50	10.63
Class R-2	9,097	859	10.59
Class R-2E	341	32	10.67
Class R-3	11,112	1,038	10.71
Class R-4	6,315	589	10.73
Class R-5E	2,948	275	10.72
Class R-5	3,858	359	10.75
Class R-6	25,009	2,327	10.75

Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	5

Financial statements (continued)
Statement of operations for the year ended November 30, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,981; also includes $3,384 from affiliates)	$54,420
Interest from unaffiliated issuers	688
Securities lending income (net of fees)	40	$55,148
Fees and expenses*:
Investment advisory services	12,442
Distribution services	2,924
Transfer agent services	2,737
Administrative services	575
529 plan services	28
Reports to shareholders	158
Registration statement and prospectus	224
Trustees’ compensation	177
Auditing and legal	311
Custodian	738
Other	107	20,421
Net investment income		34,727
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $7,138):
Unaffiliated issuers	14,952
Affiliated issuers	27
Currency transactions	(4,030)	10,949
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $14,110):
Unaffiliated issuers	118,911
Affiliated issuers	2
Currency translations	2,186	121,099
Net realized gain (loss) and unrealized appreciation (depreciation)		132,048
Net increase (decrease) in net assets resulting from operations		$166,775
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended November 30,
	2024	2023

Operations:
Net investment income	$34,727	$41,150
Net realized gain (loss)	10,949	(8,673)
Net unrealized appreciation (depreciation)	121,099	85,101
Net increase (decrease) in net assets resulting from operations	166,775	117,578
Distributions paid to shareholders	(28,466)	(36,494)
Net capital share transactions	(260,494)	(190,111)
Total increase (decrease) in net assets	(122,185)	(109,027)
Net assets:
Beginning of year	1,943,629	2,052,656
End of year	$1,821,444	$1,943,629
Refer to the notes to financial statements.

6	American Funds Developing World Growth and Income Fund

Notes to financial statements
1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Developing World Growth and Income Fund	7

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

8	American Funds Developing World Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$54,408	$384,913	— *	$439,321
Information technology	32,624	322,088	—	354,712
Communication services	39,523	205,431	—	244,954
Consumer discretionary	113,231	95,225	—	208,456
Industrials	46,570	87,503	—	134,073
Consumer staples	6,392	114,563	—	120,955
Health care	39,546	50,284	—	89,830
Materials	54,500	20,859	— *	75,359
Energy	—	41,595	— *	41,595
Real estate	20,778	3,504	—	24,282
Utilities	—	6,883	—	6,883
Bonds, notes & other debt instruments	—	9,892	—	9,892
Short-term securities	76,613	—	—	76,613
Total	$484,185	$1,342,740	$— *	$1,826,925
*
Amount less than one thousand.

American Funds Developing World Growth and Income Fund	9

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

10	American Funds Developing World Growth and Income Fund

Exposure to country, region, industry or sector — Subject to its investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of November 30, 2024, the total value of securities on loan was $1,869,000, and the total value of collateral received was $1,960,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Developing World Growth and Income Fund	11

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended November 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended November 30, 2024, the fund reclassified $1,000 from capital paid in on shares of beneficial interest to total accumulated loss to align financial reporting with tax reporting.
As of November 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$3,977
Capital loss carryforward*	(414,694)
Gross unrealized appreciation on investments	412,926
Gross unrealized depreciation on investments	(153,752)
Net unrealized appreciation (depreciation) on investments	259,174
Cost of investments	1,567,751
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

12	American Funds Developing World Growth and Income Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended November 30,
Share class	2024	2023
Class A	$12,989	$16,945
Class C	188	332
Class T	— †	— †
Class F-1	318	496
Class F-2	6,622	8,271
Class F-3	6,826	8,632
Class 529-A	502	628
Class 529-C	10	16
Class 529-E	14	19
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	153	169
Class 529-F-3	— †	— †
Class R-1	5	8
Class R-2	76	100
Class R-2E	3	6
Class R-3	124	154
Class R-4	84	99
Class R-5E	43	40
Class R-5	74	94
Class R-6	435	485
Total	$28,466	$36,494
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.649% on the first $15 billion of daily net assets and decreasing to 0.615% on such assets in excess of $15 billion. For the year ended November 30, 2024, the investment advisory services fees were $12,442,000, which were equivalent to an annualized rate of 0.649% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

American Funds Developing World Growth and Income Fund	13

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended November 30, 2024, the 529 plan services fees were $28,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.
For the year ended November 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,376	$2,039	$293	Not applicable
Class C	244	51	7	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	56	33	7	Not applicable
Class F-2	Not applicable	447	119	Not applicable
Class F-3	Not applicable	19	116	Not applicable
Class 529-A	82	75	12	$21
Class 529-C	13	3	— *	1
Class 529-E	5	1	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	7	3	5
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	6	— *	— *	Not applicable
Class R-2	69	31	3	Not applicable
Class R-2E	2	1	— *	Not applicable
Class R-3	56	17	3	Not applicable
Class R-4	15	6	2	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	2	1	Not applicable
Class R-6	Not applicable	1	8	Not applicable

Total class-specific expenses	$2,924	$2,737	$575	$28
*
Amount less than one thousand.

14	American Funds Developing World Growth and Income Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $177,000 in the fund’s statement of operations reflects $8,000 in current fees (either paid in cash or deferred) and a net increase of $169,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended November 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $10,128,000 and $22,530,000, respectively, which generated $2,742,000 of net realized losses from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended November 30, 2024.
8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended November 30, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

American Funds Developing World Growth and Income Fund	15

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$48,027	4,568	$12,893	1,235	$(208,639)	(19,781)	$(147,719)	(13,978)
Class C	1,563	150	187	18	(10,755)	(1,034)	(9,005)	(866)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,664	536	316	31	(12,008)	(1,145)	(6,028)	(578)
Class F-2	55,947	5,324	6,512	622	(107,406)	(10,204)	(44,947)	(4,258)
Class F-3	53,401	5,093	6,814	651	(106,848)	(10,138)	(46,633)	(4,394)
Class 529-A	3,506	332	502	48	(7,991)	(756)	(3,983)	(376)
Class 529-C	262	25	10	1	(645)	(62)	(373)	(36)
Class 529-E	126	12	14	1	(733)	(70)	(593)	(57)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,262	212	152	15	(2,011)	(192)	403	35
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	90	9	5	— †	(243)	(24)	(148)	(15)
Class R-2	1,708	163	76	8	(2,127)	(201)	(343)	(30)
Class R-2E	51	5	3	— †	(76)	(7)	(22)	(2)
Class R-3	2,816	268	124	12	(3,492)	(331)	(552)	(51)
Class R-4	1,309	124	84	9	(1,097)	(105)	296	28
Class R-5E	1,006	97	43	4	(451)	(43)	598	58
Class R-5	470	44	74	7	(1,508)	(145)	(964)	(94)
Class R-6	5,045	475	435	41	(5,961)	(562)	(481)	(46)
Total net increase (decrease)	$183,253	17,437	$28,244	2,703	$(471,991)	(44,800)	$(260,494)	(24,660)

Year ended November 30, 2023
Class A	$79,054	7,973	$16,819	1,721	$(193,863)	(19,656)	$(97,990)	(9,962)
Class C	3,645	371	330	34	(16,458)	(1,684)	(12,483)	(1,279)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,706	675	494	50	(13,424)	(1,353)	(6,224)	(628)
Class F-2	71,730	7,242	8,143	834	(108,082)	(10,983)	(28,209)	(2,907)
Class F-3	60,159	6,133	8,619	884	(113,844)	(11,559)	(45,066)	(4,542)
Class 529-A	4,675	472	628	64	(6,707)	(676)	(1,404)	(140)
Class 529-C	412	42	16	2	(959)	(98)	(531)	(54)
Class 529-E	98	10	19	2	(198)	(20)	(81)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,749	174	169	17	(1,445)	(147)	473	44
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	87	9	8	1	(176)	(18)	(81)	(8)
Class R-2	1,920	198	100	10	(2,051)	(208)	(31)	— †
Class R-2E	58	6	5	1	(173)	(18)	(110)	(11)
Class R-3	1,917	194	153	16	(1,921)	(196)	149	14
Class R-4	640	64	99	10	(1,067)	(107)	(328)	(33)
Class R-5E	759	77	40	4	(454)	(46)	345	35
Class R-5	363	37	93	9	(797)	(79)	(341)	(33)
Class R-6	8,042	801	481	50	(6,722)	(682)	1,801	169
Total net increase (decrease)	$242,014	24,478	$36,216	3,709	$(468,341)	(47,530)	$(190,111)	(19,343)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $950,471,000 and $1,240,627,000, respectively, during the year ended November 30, 2024.

16	American Funds Developing World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2024	$10.00	$.18	$.70	$.88	$(.14 )	$10.74	8.83%	$918	1.22%	1.22%	1.66%
11/30/2023	9.61	.18	.37	.55	(.16 )	10.00	5.78	996	1.21	1.21	1.86
11/30/2022	12.48	.13	(2.89)	(2.76)	(.11 )	9.61	(22.21)	1,052	1.23	1.23	1.30
11/30/2021	11.86	.12	.61	.73	(.11 )	12.48	6.15	1,474	1.26	1.26	.89
11/30/2020	10.67	.12	1.18	1.30	(.11 )	11.86	12.26	1,398	1.27	1.27	1.12
Class C:
11/30/2024	9.90	.09	.70	.79	(.08 )	10.61	7.97	20	1.98	1.98	.91
11/30/2023	9.52	.11	.37	.48	(.10 )	9.90	5.04	28	1.96	1.96	1.09
11/30/2022	12.38	.05	(2.88)	(2.83)	(.03 )	9.52	(22.88)	39	2.00	2.00	.50
11/30/2021	11.78	.02	.61	.63	(.03 )	12.38	5.36	80	1.99	1.99	.16
11/30/2020	10.61	.04	1.17	1.21	(.04 )	11.78	11.48	86	2.02	2.02	.37
Class T:
11/30/2024	10.00	.20	.69	.89	(.16 )	10.73	9.00 [5]	— [6]	.97 [5]	.97 [5]	1.89 [5]
11/30/2023	9.60	.21	.38	.59	(.19 )	10.00	6.20 [5]	— [6]	.93 [5]	.93 [5]	2.13 [5]
11/30/2022	12.48	.16	(2.91)	(2.75)	(.13 )	9.60	(22.08)[5]	— [6]	.97 [5]	.97 [5]	1.57 [5]
11/30/2021	11.86	.15	.61	.76	(.14 )	12.48	6.40 [5]	— [6]	1.01 [5]	1.01 [5]	1.12 [5]
11/30/2020	10.67	.14	1.18	1.32	(.13 )	11.86	12.57 [5]	— [6]	1.01 [5]	1.01 [5]	1.38 [5]
Class F-1:
11/30/2024	10.01	.18	.70	.88	(.14 )	10.75	8.88	21	1.16	1.16	1.72
11/30/2023	9.62	.19	.37	.56	(.17 )	10.01	5.85	25	1.14	1.14	1.93
11/30/2022	12.49	.14	(2.90)	(2.76)	(.11 )	9.62	(22.18)	30	1.19	1.19	1.33
11/30/2021	11.87	.12	.62	.74	(.12 )	12.49	6.17	49	1.23	1.23	.92
11/30/2020	10.68	.12	1.18	1.30	(.11 )	11.87	12.29	57	1.22	1.22	1.17
Class F-2:
11/30/2024	10.01	.21	.70	.91	(.17 )	10.75	9.19	384.88		.88	1.99
11/30/2023	9.62	.22	.37	.59	(.20 )	10.01	6.15	400.86		.86	2.21
11/30/2022	12.49	.16	(2.89)	(2.73)	(.14 )	9.62	(21.94)	413.92		.92	1.63
11/30/2021	11.87	.16	.61	.77	(.15 )	12.49	6.46	641.95		.95	1.19
11/30/2020	10.68	.15	1.18	1.33	(.14 )	11.87	12.62	588.95		.95	1.43
Class F-3:
11/30/2024	10.00	.22	.71	.93	(.19 )	10.74	9.31	370.77		.77	2.10
11/30/2023	9.61	.23	.37	.60	(.21 )	10.00	6.28	388.76		.76	2.32
11/30/2022	12.49	.18	(2.91)	(2.73)	(.15 )	9.61	(21.93)	417.81		.81	1.74
11/30/2021	11.87	.17	.61	.78	(.16 )	12.49	6.57	607.85		.85	1.29
11/30/2020	10.67	.16	1.19	1.35	(.15 )	11.87	12.85	556.87		.86	1.53
Class 529-A:
11/30/2024	9.99	.17	.71	.88	(.14 )	10.73	8.82	37	1.23	1.23	1.64
11/30/2023	9.60	.18	.37	.55	(.16 )	9.99	5.78	38	1.23	1.23	1.85
11/30/2022	12.48	.13	(2.90)	(2.77)	(.11 )	9.60	(22.30)	38	1.26	1.26	1.29
11/30/2021	11.86	.11	.62	.73	(.11 )	12.48	6.11	49	1.28	1.28	.86
11/30/2020	10.66	.11	1.19	1.30	(.10 )	11.86	12.34	43	1.29	1.29	1.09
Refer to the end of the table for footnotes.

American Funds Developing World Growth and Income Fund	17

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2024	$9.89	$.09	$.69	$.78	$(.08 )	$10.59	7.86%	$1	2.01%	2.01%	.90%
11/30/2023	9.51	.10	.38	.48	(.10 )	9.89	5.02	1	2.01	2.01	1.05
11/30/2022	12.36	.05	(2.87)	(2.82)	(.03 )	9.51	(22.91)	2	2.04	2.04	.47
11/30/2021	11.77	.01	.61	.62	(.03 )	12.36	5.32	3	2.04	2.04	.11
11/30/2020	10.60	.04	1.17	1.21	(.04 )	11.77	11.43	4	2.07	2.07	.41
Class 529-E:
11/30/2024	9.99	.17	.68	.85	(.12 )	10.72	8.54	1	1.39	1.39	1.64
11/30/2023	9.60	.17	.37	.54	(.15 )	9.99	5.62	1	1.38	1.38	1.68
11/30/2022	12.47	.11	(2.89)	(2.78)	(.09 )	9.60	(22.38)	1	1.41	1.41	1.12
11/30/2021	11.85	.09	.62	.71	(.09 )	12.47	5.98	2	1.44	1.44	.70
11/30/2020	10.65	.10	1.19	1.29	(.09 )	11.85	12.18	1	1.44	1.44	.96
Class 529-T:
11/30/2024	10.00	.19	.70	.89	(.16 )	10.73	8.94 [5]	— [6]	1.02 [5]	1.02 [5]	1.84 [5]
11/30/2023	9.60	.20	.38	.58	(.18 )	10.00	6.14 [5]	— [6]	.99 [5]	.99 [5]	2.07 [5]
11/30/2022	12.48	.15	(2.90)	(2.75)	(.13 )	9.60	(22.12)[5]	— [6]	1.03 [5]	1.03 [5]	1.51 [5]
11/30/2021	11.86	.14	.62	.76	(.14 )	12.48	6.36 [5]	— [6]	1.05 [5]	1.05 [5]	1.09 [5]
11/30/2020	10.67	.14	1.18	1.32	(.13 )	11.86	12.51 [5]	— [6]	1.06 [5]	1.06 [5]	1.33 [5]
Class 529-F-1:
11/30/2024	10.00	.20	.70	.90	(.17 )	10.73	9.00 [5]	— [6]	.98 [5]	.98 [5]	1.89 [5]
11/30/2023	9.60	.21	.38	.59	(.19 )	10.00	6.18 [5]	— [6]	.95 [5]	.95 [5]	2.11 [5]
11/30/2022	12.48	.16	(2.91)	(2.75)	(.13 )	9.60	(22.10)[5]	— [6]	.99 [5]	.99 [5]	1.55 [5]
11/30/2021	11.86	.14	.62	.76	(.14 )	12.48	6.39 [5]	— [6]	1.03 [5]	1.03 [5]	1.10 [5]
11/30/2020	10.67	.15	1.17	1.32	(.13 )	11.86	12.50 [5]	— [6]	1.07 [5]	1.07 [5]	1.48 [5]
Class 529-F-2:
11/30/2024	10.01	.21	.69	.90	(.17 )	10.74	9.07	10.90		.90	1.96
11/30/2023	9.61	.22	.38	.60	(.20 )	10.01	6.26	9.87		.87	2.20
11/30/2022	12.49	.17	(2.91)	(2.74)	(.14 )	9.61	(22.02)	8.91		.91	1.66
11/30/2021	11.87	.15	.62	.77	(.15 )	12.49	6.44	9.97		.97	1.16
11/30/2020[7,8]	10.62	— [9]	1.25	1.25	—	11.87	11.77 [10]	7	.09 [10]	.09 [10]	(.02 )[10]
Class 529-F-3:
11/30/2024	10.01	.21	.70	.91	(.18 )	10.74	9.13	— [6]	.84	.84	2.02
11/30/2023	9.61	.22	.38	.60	(.20 )	10.01	6.31	— [6]	.83	.83	2.23
11/30/2022	12.49	.17	(2.91)	(2.74)	(.14 )	9.61	(21.98)	— [6]	.86	.86	1.68
11/30/2021	11.87	.16	.62	.78	(.16 )	12.49	6.52	— [6]	.94	.91	1.23
11/30/2020[7,8]	10.62	— [9]	1.25	1.25	—	11.87	11.77 [10]	— [6]	.09 [10]	.08 [10]	(.01 )[10]
Class R-1:
11/30/2024	9.92	.10	.69	.79	(.08 )	10.63	8.03	1	1.87	1.87	.97
11/30/2023	9.54	.12	.37	.49	(.11 )	9.92	5.16	1	1.85	1.85	1.21
11/30/2022	12.40	.07	(2.89)	(2.82)	(.04 )	9.54	(22.75)	1	1.89	1.89	.66
11/30/2021	11.79	.03	.62	.65	(.04 )	12.40	5.49	1	1.93	1.93	.23
11/30/2020	10.62	.04	1.18	1.22	(.05 )	11.79	11.50	1	1.98	1.98	.40
Refer to the end of the table for footnotes.

18	American Funds Developing World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2024	$9.88	$.11	$.69	$.80	$(.09 )	$10.59	8.09%	$9	1.85%	1.85%	1.02%
11/30/2023	9.51	.12	.36	.48	(.11 )	9.88	5.10	9	1.84	1.84	1.24
11/30/2022	12.36	.06	(2.87)	(2.81)	(.04 )	9.51	(22.74)	8	1.92	1.92	.62
11/30/2021	11.76	.03	.61	.64	(.04 )	12.36	5.44	13	1.94	1.94	.21
11/30/2020	10.59	.05	1.17	1.22	(.05 )	11.76	11.58	13	1.94	1.94	.46
Class R-2E:
11/30/2024	9.95	.14	.69	.83	(.11 )	10.67	8.37	— [6]	1.56	1.56	1.35
11/30/2023	9.56	.15	.37	.52	(.13 )	9.95	5.50	— [6]	1.55	1.55	1.53
11/30/2022	12.42	.10	(2.89)	(2.79)	(.07 )	9.56	(22.54)	— [6]	1.62	1.62	.95
11/30/2021	11.81	.06	.62	.68	(.07 )	12.42	5.74	1	1.64	1.64	.46
11/30/2020	10.63	.08	1.17	1.25	(.07 )	11.81	11.86	1	1.68	1.68	.74
Class R-3:
11/30/2024	9.98	.15	.70	.85	(.12 )	10.71	8.54	11	1.42	1.42	1.45
11/30/2023	9.59	.16	.37	.53	(.14 )	9.98	5.61	11	1.40	1.40	1.67
11/30/2022	12.45	.11	(2.89)	(2.78)	(.08 )	9.59	(22.38)	10	1.46	1.46	1.07
11/30/2021	11.84	.08	.61	.69	(.08 )	12.45	5.83	13	1.49	1.49	.65
11/30/2020	10.64	.09	1.19	1.28	(.08 )	11.84	12.15	14	1.50	1.50	.89
Class R-4:
11/30/2024	10.00	.19	.69	.88	(.15 )	10.73	8.85	6	1.11	1.11	1.75
11/30/2023	9.60	.19	.38	.57	(.17 )	10.00	6.02	6	1.10	1.10	1.97
11/30/2022	12.48	.14	(2.91)	(2.77)	(.11 )	9.60	(22.23)	6	1.16	1.16	1.39
11/30/2021	11.86	.12	.62	.74	(.12 )	12.48	6.22	8	1.19	1.19	.94
11/30/2020	10.66	.12	1.19	1.31	(.11 )	11.86	12.43	7	1.20	1.20	1.17
Class R-5E:
11/30/2024	9.99	.20	.70	.90	(.17 )	10.72	9.06	3.93		.93	1.93
11/30/2023	9.59	.21	.38	.59	(.19 )	9.99	6.23	2.91		.91	2.16
11/30/2022	12.47	.16	(2.91)	(2.75)	(.13 )	9.59	(22.09)	2.97		.97	1.60
11/30/2021	11.85	.15	.62	.77	(.15 )	12.47	6.43	2	1.00	1.00	1.14
11/30/2020	10.65	.14	1.19	1.33	(.13 )	11.85	12.69	1	1.00	1.00	1.36
Class R-5:
11/30/2024	10.01	.22	.70	.92	(.18 )	10.75	9.25	4.82		.82	2.07
11/30/2023	9.62	.22	.37	.59	(.20 )	10.01	6.22	5.81		.81	2.27
11/30/2022	12.50	.17	(2.90)	(2.73)	(.15 )	9.62	(21.95)	5.86		.86	1.70
11/30/2021	11.87	.16	.63	.79	(.16 )	12.50	6.60	6.90		.90	1.26
11/30/2020	10.68	.16	1.17	1.33	(.14 )	11.87	12.69	5.90		.90	1.49
Class R-6:
11/30/2024	10.01	.22	.71	.93	(.19 )	10.75	9.31	25.77		.77	2.07
11/30/2023	9.62	.23	.37	.60	(.21 )	10.01	6.27	24.76		.76	2.29
11/30/2022	12.49	.18	(2.90)	(2.72)	(.15 )	9.62	(21.85)	21.81		.81	1.75
11/30/2021	11.87	.17	.61	.78	(.16 )	12.49	6.57	26.85		.85	1.31
11/30/2020	10.68	.16	1.18	1.34	(.15 )	11.87	12.75	22.85		.85	1.52
Refer to the end of the table for footnotes.

American Funds Developing World Growth and Income Fund	19

Financial highlights (continued)

	Year ended November 30,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[11]	51%	37%	45%	32%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for
Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Amount less than $.01.
[10]	Not annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

20	American Funds Developing World Growth and Income Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Developing World Growth and Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Developing World Growth and Income Fund (the "Fund"), including the investment portfolio, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
January 10, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Developing World Growth and Income Fund	21

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended November 30, 2024:
Foreign taxes	$0.08 per share
Foreign source income	$0.35 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$2,962,000
Corporate dividends received deduction	$759,000
U.S. government income that may be exempt from state taxation	$1,634,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

22

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Developing World Growth and Income Fund	23

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Developing World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 31, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: January 31, 2025